Property, Plant and Equipment (Sensitivities - Trinidad) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Potash [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate	2.50%		2.50%
Nitrogen [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate	2.30%		2.00%
Trinidad CGU [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
After tax discount rate	13.00%
Forecasted EBITDA	$ 1,145
Terminal Growth Rate	2.30%
Discount rate plus 0.1 [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change In Value Assigned To Key Assumption Which Would Result In Additional Impairment	+ / - 1.0 percent
Discount rate minus 0.1 [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change In Value Assigned To Key Assumption Which Would Result In Additional Impairment	+ / - 1.0 percent
Forecasted EBITDA Over Forecast Period minus 5.0% [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change In Value Assigned To Key Assumption Which Would Result In Additional Impairment	+ / - 5.0 percent
Key Assumptions [Member] | South America Retail [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate		6.00%
Key Assumptions [Member] | North America Retail [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate	2.50%
Key Assumptions [Member] | Discount rate minus 0.1 [Member] | Trinidad CGU [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change In Value Assigned To Key Assumption Which Would Result In Additional Impairment	+ / - 1.0 percent
Change To Recoverable Amount	$ 95
Key Assumptions [Member] | Terminal growth rate minus 0.1 [Member] | Trinidad CGU [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change In Value Assigned To Key Assumption Which Would Result In Additional Impairment	+ / - 1.0 percent
Change To Recoverable Amount	$ 55
Key Assumptions [Member] | Forecasted EBITDA Over Forecast Period minus 5.0% [Member] | Trinidad CGU [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change In Value Assigned To Key Assumption Which Would Result In Additional Impairment	+ / - 5.0 percent
Change To Recoverable Amount	$ 100
White Springs [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Forecasted EBITDA	720		$ 980
White Springs [Member] | Discount rate minus 0.1 [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change To Recoverable Amount	20
White Springs [Member] | Forecasted EBITDA Over Forecast Period minus 5.0% [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change To Recoverable Amount	40
Aurora [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Forecasted EBITDA			$ 3,090
Terminal Growth Rate			2.00%
Aurora [Member] | Discount rate minus 0.1 [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change To Recoverable Amount	190
Aurora [Member] | Terminal growth rate plus 0.1 [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change To Recoverable Amount	110
Aurora [Member] | Forecasted EBITDA Over Forecast Period minus 5.0% [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Change To Recoverable Amount	$ 220